Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable — billed (net of allowances for doubtful accounts of $16,627 and $20,065 as of September 30, 2022 and 2021, respectively)	$ 789,611	$ 704,541
Accounts receivable — unbilled (current)	157,166	162,278
Accounts receivable — unbilled (non-current)	27,417	38,252
Total Accounts receivable — unbilled	184,583	200,530
Deferred revenue (current)	(253,686)	(237,374)
Deferred revenue (non-current)	(69,907)	(108,675)
Total Deferred revenue	$ (323,593)	$ (346,049)